UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Vicuna Advisors LLC

Address:     Quiambaug Cove   107 Wilcox Road, Suite 101   Stonington, CT 06378

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua G. Welch
Title:     Managing Member
Phone:     (860) 536-0155

Signature, Place, and Date of Signing:

/s/ Joshua G. Welch               Stonington, CT      14th day of November, 2008
-----------------------------
[Signature]                       [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                    9

Form 13F Information Table Value Total:                $77,600
                                                       -------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                              FORM 13F INFORMATION TABLE
                           TITLE OF                    VALUE     SHARES/ SH/  PUT/   INVSTMT      OTHER          VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP           (X$1000)  PRN AMT PRN   CALL   DSCRETN      MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                COM      548661107       19,331    816,000 SH          SHARED-DEFINED            816,000
BED BATH & BEYOND INC.       COM      075896100       20,643    656,800 SH          SHARED-DEFINED            656,800
SEARS HLDGS CORP             COM      812350106          863      9,286 SH          SHARED-DEFINED              9,286
AMERICAN EXPRESS CO. CMN     COM      025816109       12,670    357,600 SH          SHARED-DEFINED            357,600
WHOLE FOODS MKT INC          COM      966837106        7,814    391,082 SH          SHARED-DEFINED            391,082
CARMAX INC                   COM      143130102        6,957    496,936 SH          SHARED-DEFINED            496,936
FAMOUS DAVES OF AMERICA INC  COM      307068106        6,550  1,066,833 SH          SHARED-DEFINED          1,066,833
GEORGIA GULF CORP NEW        COM      373200203          250    100,000 SH          SHARED-DEFINED            100,000
DELIA*S INC NEW              COM      246911101        2,522    881,956 SH          SHARED-DEFINED            881,956

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